Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2018 (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of New Standards or Interpretations Not Yet Adopted

Up to the date of issue of these financial statements, the IASB has issued a number of amendments, new standards and interpretations which are not yet effective for the year ended December 31, 2018 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group.

Effective for accounting periods beginning on or after
IFRS 16, Leases	January 1, 2019
IFRIC 23, Uncertainty over income tax treatments	January 1, 2019
Annual Improvements to IFRSs 2015-2017 Cycle	January 1, 2019
Amendments to IAS 28, Long-term interest in associates and joint ventures	January 1, 2019
Amendments to IFRS 9, Prepayment features with negative compensation	January 1, 2019